Warrants - Additional Information (Detail)		9 Months Ended
	Jun. 18, 2021 $ / shares	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 $ / shares	Sep. 30, 2021 EUR (€)
Class Of Warrants [Line Items]
Class Of warrants exercise price of warrants	$ 11.5
Class Of warrants redemption price per warrant	0.01
Fair value movement of warrants outstanding | €				€ 14,056,226
Warrant Liabilities [Member]
Class Of Warrants [Line Items]
Settlements, fair value measurement, liabilities | €		€ 91,782,536
Public Warrants [Member]
Class Of Warrants [Line Items]
Class Of warrants exercise price of warrants			$ 11.5
Class Of warrants redemption price per warrant			0.01
Class Of warrants intrinsic value of warrants	$ 11.5
Class of warrants number of warrants exercised during the period | shares		12,225,957
Public Warrants [Member] | Warrant Redemption Event When Price Exceeds Price Eighteen Dollars Per Share [Member]
Class Of Warrants [Line Items]
Class Of warrants redemption notice period for redemption		30 days
Share Price			$ 18
Threshold trading days		20 days
Private Warrants [Member]
Class Of Warrants [Line Items]
Class Of warrants redemption notice period for redemption	30 days
Class of warrants number of warrants exercised during the period | shares		4,783,334